INCOME TAXES - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Period for statute of limitations for underpayment of tax due to computational errors	3 years
Period for statute of limitations for underpayment of tax exceeding RMB0.1 million	5 years
Period for statute of limitations on related party transactions	10 years
Period for statute of limitations for tax evasion	0 years
Aggregate undistributed earnings of PRC subsidiaries and VIEs	$ 4,063,792	$ 5,685,489	$ 3,423,684
Withholding tax rate (as a percent)	10.00%
HONG KONG
Income Tax Disclosure [Line Items]
Withholding tax rate (as a percent)	5.00%
Minimum
Income Tax Disclosure [Line Items]
Transfer price adjustment rate	15.00%
Maximum
Income Tax Disclosure [Line Items]
Transfer price adjustment rate	25.00%